Condensed Interim Statements of Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Expenses
Exploration and evaluation	$ 6,567,364	$ 4,745,133
Administration	426,967	273,288
Legal, accounting and audit	34,225	8,483
Office and administration	145,967	99,653
Rent	(14,149)	14,587
Shareholder communication	115,988	109,438
Travel and accommodation	118,267	18,237
Trust and regulatory	26,669	22,890
Equity-settled share-based compensation	62,265	65,184
Cost recoveries	(6,262,208)	(4,211,577)
Loss (income) before other items	794,388	872,028
Other items
Finance income	(11,203)	(121,876)
Interest expense - director's loans	24,932	24,932
Accretion expense - office lease	730	1,440
Other fee income	(447,541)	0
Amortization of right-of-use asset	5,044	5,044
Transaction cost - director's loans	12,418	40,593
Foreign exchange loss	261	638
Net loss	379,029	822,799
Other comprehensive loss
Change in value of marketable securities	13,131	4,752
Total other comprehensive loss	$ 392,160	$ 827,551
Basic and diluted loss per share	$ 0.00	$ 0.00
Weighted average number of common	224,295,862	211,702,894